INCOME TAXES (Details 4) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Deferred tax assets:
Net operating loss	$ (5,019)	$ (4,131)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(3,519)	(2,631)
Deferred tax liabilities:
In-process research and development	13,020	13,195
Deferred tax liability	13,020	13,195
Net deferred tax liability	$ 9,501	$ 10,564